[LOGO: 5/3 FIFTH THIRD FUNDS]




STOCK AND BOND MUTUAL FUNDS
MONEY MARKET MUTUAL FUNDS
ADVISOR SHARES

PROSPECTUS
MARCH 19, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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[blank inside front cover]


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FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
MONEY MARKET MUTUAL FUNDS
ADVISOR SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS

EQUITY FUNDS - GROWTH STYLE
Small Cap Growth Fund ......................................  2
Mid Cap Growth Fund ........................................  4
Quality Growth Fund ........................................  6

EQUITY FUNDS - CORE STYLE
Equity Index Fund ..........................................  8
Balanced Fund .............................................. 10

EQUITY FUNDS - VALUE STYLE
Micro Cap Value Fund ....................................... 12
Small Cap Value Fund ....................................... 14
Multi Cap Value Fund ....................................... 16

Strategic Income Fund ...................................... 18

SPECIALTY FUNDS
Technology Fund ............................................ 20
International Equity Fund .................................. 22

FIXED INCOME FUND -- TAXABLE
Bond Fund .................................................. 24

FIXED INCOME FUND -- MUNICIPAL
Municipal Bond Fund ........................................ 26

MONEY MARKET FUND
Prime Money Market Fund .................................... 28



SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................. 29
Expense Examples ........................................... 31

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS ...................................... 32

FUND MANAGEMENT
Investment Advisor ......................................... 38

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 43
Abusive Trading Practices .................................. 43
Purchasing and Adding to Your Shares ....................... 43
Selling Your Shares ........................................ 44
Redemptions Within 15 Days of Initial Investment ........... 45
Closing of Small Accounts .................................. 45
Exchanging Your Shares ..................................... 45
Distribution Arrangements/Sales Charges for Stock,
   Bond, and Money Market Funds ............................ 45
Dividends and Capital Gains ................................ 45
Taxation ................................................... 46

FINANCIAL HIGHLIGHTS ....................................... 47

BACK COVER
Where to learn more about Fifth Third Funds




OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Chartwell Investment Partners L.P. ("Chartwell") acts as investment subadvisor to Fifth Third Small Cap Value Fund. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

1
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FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              16.44%
94                -0.57%
95                23.09%
96                18.86%
97                27.31%
98                -6.57%
99                27.34%
00                -0.89%
01                -4.62%
02               -25.37%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              20.45%
  Worst quarter:                Q3 1998             -21.32%
  Year to Date Return (1/1/03 to 9/30/03):           23.70%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

2
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FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
====================================================================================================================================
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
====================================================================================================================================
ADVISOR SHARES2                                                     11/2/92
------------------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                               -25.37%           -3.46%            6.11%
------------------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                              -25.37%           -4.20%            4.82%
------------------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES3                      -15.58%           -2.69%            4.74%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)GROWTH INDEX*                                                         -30.26%           -6.59%            2.62%
------------------------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).

The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              1.14%
94                1.29%
95               25.71%
96               17.30%
97               32.19%
98                3.09%
99               16.43%
00                6.31%
01               -6.71%
02              -30.79%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              23.04%
  Worst quarter:                Q3 2001             -22.78%
  Year to Date Return (1/1/03 to 9/30/03):           21.63%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
==========================================================================================================================
                                                      INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
==========================================================================================================================
ADVISOR SHARES1                                           1/1/85
--------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                     -30.79%           -3.81%            5.11%
--------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                    -30.79%           -5.22%            3.80%
--------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                  -18.91%           -2.76%            4.29%
--------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R)GROWTH INDEX*                                             -27.41%           -1.82%            6.71%
--------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              -1.21%
94                -0.15%
95                31.23%
96                23.45%
97                32.29%
98                29.72%
99                23.24%
00                -4.27%
01               -14.23%
02               -32.84%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              28.07%
  Worst quarter:                Q2 2002             -19.84%
  Year to Date Return (1/1/03 to 9/30/03):           17.31%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
=======================================================================================================================
                                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
=======================================================================================================================
ADVISOR SHARES1                                        1/1/83
-----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                  -32.84%           -2.49%            6.41%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                 -32.84%           -3.67%            5.25%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                               -20.17%           -1.52%            5.46%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R)GROWTH INDEX*                                            -27.88%           -3.84%            6.70%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)**                                                      -22.09%           -0.58%            9.34%
-----------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers do endeavor to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               8.60%
94                 0.36%
95                35.41%
96                21.64%
97                31.88%
98                27.64%
99                19.93%
00                -9.71%
01               -12.67%
02               -22.65%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.11%
  Worst quarter:                Q3 2002             -17.45%
  Year to Date Return (1/1/03 to 9/30/03):           13.97%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=======================================================================================================================
                                                  INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES2                                       11/2/92
-----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 -22.65%           -1.38%            8.31%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                -22.99%           -1.91%            6.99%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              -13.89%           -1.20%            6.36%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                      -22.09%           -0.58%            9.34%
-----------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)1 (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


1 "Standard & Poor's MidCap 400 Index" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.



The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               1.51%
94                -1.32%
95                26.30%
96                13.93%
97                23.75%
98                17.59%
99                14.96%
00                 1.88%
01                -8.96%
02               -16.70%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.70%
  Worst quarter:                Q3 2001             -14.48%
  Year to Date Return (1/1/03 to 9/30/03):            6.73%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
========================================================================================================================
                                                    INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
========================================================================================================================
ADVISOR SHARES1                                         1/1/83
------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                   -16.70%            0.67%            6.18%
------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                  -17.05%           -0.97%            4.50%
------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                -10.25%            0.42%            4.70%
------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                        -22.09%           -0.58%            9.34%
------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**                                 10.25%            7.55%            7.51%
------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1999              21.08%
00                -1.21%
01                22.22%
02                -0.09%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              21.21%
  Worst quarter:                Q3 2002             -20.79%
  Year to Date Return (1/1/03 to 9/30/03):           44.84%


--------------------
1 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
==========================================================================================================
                                                       INCEPTION DATE       PAST YEAR     SINCE INCEPTION
==========================================================================================================
ADVISOR SHARES2                                            2/1/98
----------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                       -0.09%            7.29%
----------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                      -0.24%            6.19%
----------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                                     0.09%            5.52%
----------------------------------------------------------------------------------------------------------
                                                                                          (SINCE 2/1/98)
RUSSELL 2000(R)VALUE INDEX*                                                 -11.43%            3.14%
----------------------------------------------------------------------------------------------------------

1 On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Small Cap Value Fund utilizes a dual manager approach with Fifth Third Asset Management managing approximately 25% of the portfolio and Chartwell Investment Partners managing approximately 75%. Each provides expertise in a different area of the value investment style. Fifth Third specializes in the "deep value" discipline which focuses on finding significantly undervalued companies that have short term price appreciation potential. Chartwell primarily focuses on core value opportunities looking for moderately undervalued companies with consistent earnings and sales histories.

The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Subadvisor attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Regarding the "deep value" portion of the Fund, Fifth Third typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

Chartwell, in taking a broader approach to value investing, seeks out companies that have consistent earnings and sales but are trading below historic values. They look for undervalued companies that are based on industry specific valuation criteria and which possess positive catalysts that should increase valuations. Chartwell considers selling a holding when company valuation has increased to the upper end of its historical range or if forces for positive change dissipate. Chartwell also considers a company's performance relative to its peers and will typically sell that company if it underperforms its peers by 30% from the time of purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              24.48%
94                 0.64%
95                22.48%
96                19.08%
97                28.20%
98                -8.74%
99                12.95%
00                23.33%
01                 7.47%
02               -16.24%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              18.60%
  Worst quarter:                Q3 1998             -21.07%
  Year to Date Return (1/1/03 to 9/30/03):           21.01%


--------------------
1 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
======================================================================================================================
                                                  INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
======================================================================================================================
ADVISOR SHARES2                                       9/30/89
----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 -16.24%            2.72%           10.34%
----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                -16.24%            1.44%            7.87%
----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                               -9.97%            2.00%            7.60%
----------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R)VALUE INDEX*                                            -15.18%            1.19%           10.74%
----------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R)VALUE INDEX**                                          -9.64%            2.95%           11.06%
----------------------------------------------------------------------------------------------------------------------

1 On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. These stocks are also members of the Russell 1000(R) Value Index.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

STRATEGIC
INCOME
STYLE

FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local,

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1,2
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               8.84%
94                -4.46%
95                16.33%
96                 9.31%
97                11.40%
98                 3.53%
99                -5.80%
00                16.04%
01                12.64%
02                 7.45%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               6.33%
  Worst quarter:                Q4 1999              -4.60%
  Year to Date Return (1/1/03 to 9/30/03):            6.34%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
===========================================================================================================================
                                                       INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
===========================================================================================================================
ADVISOR SHARES2                                            3/10/85
---------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                       7.45%             6.50%            7.24%
---------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                      5.47%             3.58%            4.32%
---------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                                    4.54%             3.71%            4.32%
---------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)*                          10.14%             7.50%            7.61%
---------------------------------------------------------------------------------------------------------------------------

1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

2 For the period prior to October 22, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Credit Bond Index(R) is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------

SPECIALTY
FUND

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

   o  fluctuate in price more widely and rapidly than the market as a whole

   o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

   o  decline in price due to sector specific developments

   o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

2001              -33.58%
02                -42.37%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2002              35.66%
  Worst quarter:                Q3 2001             -35.53%
  Year to Date Return (1/1/03 to 9/30/03):           60.75%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
========================================================================================================
                                                     INCEPTION DATE       PAST YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
ADVISOR SHARES1                                          6/5/00
--------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                     -42.37%          -38.74%
--------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                    -42.37%          -38.86%
--------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                  -26.02%          -28.19%
--------------------------------------------------------------------------------------------------------
                                                                                        (SINCE 6/1/00)
MERRILL LYNCH 100 TECHNOLOGY INDEX*                                        -41.54%          -40.44%
--------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SPECIALTY
FUND

Effective on or about November 7, 2003, the Fifth Third International Equity Fund will offer Advisor shares. As a result, information pertaining to the Fifth Third International Equity Fund appears below.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1995              11.01%
96                 8.27%
97                 7.69%
98                19.04%
99                25.42%
00               -14.64%
01               -18.21%
02               -14.17%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              17.62%
  Worst quarter:                Q3 2002             -18.05%
  Year to Date Return (1/1/03 to 9/30/03):           14.11%


--------------------
1 For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS  (for the periods ended December 31, 2002)
====================================================================================================================================
                                                                  INCEPTION DATE    PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
====================================================================================================================================
INSTITUTIONAL SHARES1                                                8/18/94
Return Before Taxes                                                                 -14.17%            -2.20%            0.99%
   Return After Taxes on Distributions2                                             -14.27%            -3.53%           -0.52%
   Return After Taxes on Distributions and Sale of Fund Shares2                      -8.70%            -1.75%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (SINCE 9/1/94)
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*                                 -15.66%            -2.61%            0.21%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

FIXED-
INCOME
STYLE
TAXABLE

FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1,2
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1996               0.68%
97                10.04%
98                 8.75%
99                -4.99%
00                11.46%
01                 6.70%
02                 8.94%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001               5.10%
  Worst quarter:                Q1 1996              -3.69%
  Year to Date Return (1/1/03 to 9/30/03):            2.52%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=====================================================================================================================
                                                 INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
=====================================================================================================================
ADVISOR SHARES2                                      3/20/95
---------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 8.94%             6.01%            7.10%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                7.04%             3.43%            4.22%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              5.43%             3.50%            4.24%
---------------------------------------------------------------------------------------------------------------------
                                                                                                      (SINCE 4/1/95)
LEHMAN BROTHERS AGGREGATE BOND INDEX*                                 10.25%             7.55%            8.21%
---------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Income Fund, adjusted to reflect the expenses of Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

FIXED-
INCOME
STYLE
TAXABLE

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuer, the Fund will have limited recourse in the event of a termination of these securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1996              3.43%
97                8.05%
98                5.26%
99               -3.75%
00               11.78%
01                3.48%
02                9.22%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               4.87%
  Worst quarter:                Q2 1999              -2.39%
  Year to Date Return (1/1/03 to 9/30/03):            3.22%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=====================================================================================================================
                                                 INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
=====================================================================================================================
ADVISOR SHARES2                                      3/20/95
---------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 9.22%             5.07%            5.83%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                8.87%             4.81%            5.50%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              7.40%             4.83%            5.42%
---------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 4/1/95)
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*                               9.60%             6.06%            6.91%
---------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance Advisor shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R)* is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political, or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              2.92%
94                3.94%
95                6.87%
96                5.29%
97                7.02%
98                4.61%
99                4.27%
00                5.45%
01                3.36%
02                1.05%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.45%
  Worst quarter:                Q4 2002               0.17%
  Year to Date Return (1/1/03 to 9/30/03):            0.24%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
======================================================================================================
                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
======================================================================================================
ADVISOR SHARES1                        6/14/89           1.05%             3.74%            3.84%
------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.



SHAREHOLDER FEES                                                              STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                FIFTH THIRD       FIFTH THIRD      FIFTH THIRD       FIFTH THIRD       FIFTH THIRD
                                                 SMALL CAP          MID CAP          QUALITY        EQUITY INDEX        BALANCED
                                                GROWTH FUND       GROWTH FUND      GROWTH FUND          FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES   None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                 None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                        None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                    0.70%             0.80%            0.80%             0.30%            0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                          0.50%             0.50%            0.50%             0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                     0.28%             0.30%            0.28%             0.26%            0.31%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.48%             1.60%            1.58%             1.06%            1.61%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1             --                --               --              0.37%              --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         --                --               --              0.69%              --
------------------------------------------------------------------------------------------------------------------------------------

1 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Equity Index Fund to 0.69%. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


SHAREHOLDER FEES                                                             STOCK FUNDS-- FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                FIFTH THIRD       FIFTH THIRD      FIFTH THIRD       FIFTH THIRD       FIFTH THIRD
                                                 MICRO CAP         SMALL CAP        MULTI CAP         STRATEGIC        TECHNOLOGY
                                                VALUE FUND        VALUE FUND       VALUE FUND       INCOME FUND*          FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES   None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                 None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                        None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                    1.00%             0.90%            1.00%             1.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                          0.50%             0.50%            0.50%             0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                     0.47%             0.71%            0.39%             0.38%            0.80%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.97%             2.11%            1.89%             1.88%            2.30%1
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2             --              0.36%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         --              1.75%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------

1 During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Technology Fund to 1.90%. This waiver and/or expense reimbursement may be discontinued at any time.

2 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Value Fund to 1.75% for Advisor shares. This waiver and/or expense reimbursement will remain in effect until November 30, 2004.

* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES                                                             STOCK FUNDS-- FEE TABLE
--------------------------------------------------------------------------------------------------------
                                                                                   FIFTH THIRD
                                                                                  INTERNATIONAL
                                                                                     EQUITY
                                                                                      FUND
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                                    None
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                       1.00%
--------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                             0.50%
--------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                                       0.45%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.95%
--------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                                              0.10%
--------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          1.85%
--------------------------------------------------------------------------------------------------------

1 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to 1.85%. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund only during the month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.



SHAREHOLDER FEES                                                              BOND FUNDS-- FEE TABLE
-----------------------------------------------------------------------------------------------------------
                                                                          FIFTH THIRD       FIFTH THIRD
                                                                             BOND            MUNICIPAL
                                                                             FUND            BOND FUND
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                              None              None
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                            None              None
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None              None
-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.60%            0.55%
-----------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                     0.50%            0.50%
-----------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                0.29%            0.38%
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.39%            1.43%
-----------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                                      0.10%            0.14%
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  1.29%            1.29%
-----------------------------------------------------------------------------------------------------------

1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Bond Fund to 1.29% and for the Municipal Bond Fund to 1.29%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES                                                          MONEY MARKET FUND-- FEE TABLE
--------------------------------------------------------------------------------------------------------
                                                                                   FIFTH THIRD
                                                                                   PRIME MONEY
                                                                                   MARKET FUND
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                                    None
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                       0.40%
--------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                             0.50%
--------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                        0.25%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.15%1
--------------------------------------------------------------------------------------------------------

1 During the last fiscal year, the Fund's Advisor, Distributor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.02%. This waiver and/or expense reimbursement may be discounted at any time.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


STOCK FUNDS
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 151             $ 468            $ 808            $ 1,768
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                            1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 163             $ 505            $ 871            $ 1,900
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                            1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 161             $ 499            $ 860            $ 1,878
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                              1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 70              $ 262            $ 511            $ 1,225
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BALANCED FUND                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 164             $ 508            $ 876            $ 1,911
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 200             $ 618           $ 1,062           $ 2,296
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 178             $ 626           $ 1,101           $ 2,413
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MULTI CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 192             $ 594           $ 1,021           $ 2,212
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 191             $ 591           $ 1,016           $ 2,201
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD TECHNOLOGY FUND                                1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 233             $ 718           $ 1,230           $ 2,636
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 188             $ 592           $ 1,033           $ 2,258
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


BOND FUNDS
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD BOND FUND                                   1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 131             $ 430            $ 751            $ 1,660
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD MUNICIPAL BOND FUND                         1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 131             $ 439            $ 768            $ 1,701
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD PRIME MONEY MARKET FUND                     1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 117             $ 365            $ 633            $ 1,398
--------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                     FUND CODE
----------------------------------------------------------------------
SMALL CAP GROWTH FUND                                            1
----------------------------------------------------------------------
MID CAP GROWTH FUND                                              2
----------------------------------------------------------------------
QUALITY GROWTH FUND                                              3
----------------------------------------------------------------------
EQUITY INDEX FUND                                                4
----------------------------------------------------------------------
BALANCED FUND                                                    5
----------------------------------------------------------------------
MICRO CAP VALUE FUND                                             6
----------------------------------------------------------------------
SMALL CAP VALUE FUND                                             7
----------------------------------------------------------------------
MULTI CAP VALUE FUND                                             8
----------------------------------------------------------------------
STRATEGIC INCOME FUND                                            9
----------------------------------------------------------------------
TECHNOLOGY FUND                                                 10
----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                       11
----------------------------------------------------------------------
BOND FUND                                                       12
----------------------------------------------------------------------
MUNICIPAL BOND FUND                                             13
----------------------------------------------------------------------
PRIME MONEY MARKET FUND                                         14
----------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a           1-8, 10           Market
U.S. bank that issues a receipt evidencing ownership.                                                         Political
                                                                                                          Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,    2, 3, 5, 12-14      Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other                      Market
types of receivables or other assets.                                                                           Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a              1-14             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
BEAR FUNDS: A Fund intended to increase/decrease in value inversely to the stock or             11          Inverse Market
equity index to which it relates.                                                                              Leverage
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the           1-14             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
-------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the        1-13           Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                        1-14             Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a                   9, 11            Market
continuous basis.                                                                                              Liquidity
-------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage            5, 12-14         Pre-Payment
pools into different maturity classes.                                                                         Interest
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                  1-14             Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                1-10             Market
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.              2-9, 11, 12         Market
                                                                                                                Credit
-------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index             1-14           Management
or security, or any combination thereof, including futures, options (e.g., put and calls),                      Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign            11        Foreign Investment
currency exchange contracts, foreign currency options, and foreign currency                                     Market
futures transactions.                                                                                          Political
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of    2-5, 10, 11, 14       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price  1, 4, 7, 12-14       Leverage
 for delivery at a future date.                                                                                Liquidity
-------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a    1-5, 7, 10-13      Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                               Liquidity
                                                                                                                Leverage
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company               13              Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
-------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities   6, 8, 9, 11         Credit
that are rated below investment grade by the primary rating agencies (e.g., BB or lower by                      Market
Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative                     Liquidity
and involve greater risk of loss than investment grade debt securities. Other terms commonly                 Interest Rate
 used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.         1-14            Liquidity
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate       1-11             Market
quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include
Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                1-14              Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                 1-14             Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
-------------------------------------------------------------------------------------------------------------------------------
LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains.                   11              Market
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate         12-14            Credit
loan of a commercial bank with a remaining maturity of one or less.                                            Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities            1-14             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of    2, 3, 5, 12-14      Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously       12, 13            Market
contracts with the same counterparty to repurchase similar but not identical securities                       Regulatory
on a specified future date.                                                                                   Pre-Payment
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds    12-14            Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment                           Political
is secured by installment payments for equipment, buildings, or other facilities being                            Tax
leased by the state or municipality; (b) government lease certificates purchased by the                       Regulatory
Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
-------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                      1, 4, 12-14      Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred stocks are equity securities that generally pay dividends at a   5, 9, 10           Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily          1-13             Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment              1-14             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such        1-14            Liquidity
as privately placed commercial paper and Rule 144A securities.                                                  Market
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment          1-14             Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated                       Leverage
as a borrowing by a Fund.
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return         1-14             Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio             2, 3, 5-13          Market
engaging in such trading will have higher turnover and transaction expenses.
-------------------------------------------------------------------------------------------------------------------------------
SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                      1, 5-8            Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million and
$2.6 billion).
-------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            9, 14            Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
-------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities trading   1-3, 5, 7,        Management
using composite stock indices.                                                                 8, 10            Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons           12-14         Interest Rate
that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
-------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit            1-14            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities         1-14          Interest Rate
of the U.S. Government. These include Fannie Mae and Freddie Mac.                                               Credit
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered      1-14          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset     5, 9, 12-14         Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
-------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder  1-5, 7, 10,         Market
the right to buy a proportionate amount of common stock at a specified price.                   11              Credit
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                1-14             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
-------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued             1, 4, 7, 9,         Market
by foreign corporations or governments. Sovereign bonds are those issued by the              10, 12-14          Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are                              Political
those issued by Canadian provinces.                                                                       Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,         10, 12-14          Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity, Chartwell Investment Partners L.P. ("Chartwell"), 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as investment subadvisor to Fifth Third Small Cap Value Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $393.6 billion of assets under management, including approximately $83.0 billion of assets held by mutual funds (including sub-advisory relationships). As of September 30, 2003, Chartwell had approximately $6.5 billion in total assets under management, including approximately $2.1 billion of assets held by mutual funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                      AS A PERCENTAGE OF
                                                      AVERAGE NET ASSETS
--------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                        0.70%
--------------------------------------------------------------------------
MID CAP GROWTH FUND                                          0.80%
--------------------------------------------------------------------------
QUALITY GROWTH FUND                                          0.80%
--------------------------------------------------------------------------
EQUITY INDEX FUND                                            0.25%
--------------------------------------------------------------------------
BALANCED FUND                                                0.80%
--------------------------------------------------------------------------
MICRO CAP VALUE FUND                                         1.00%
--------------------------------------------------------------------------
SMALL CAP VALUE FUND*                                        0.90%
--------------------------------------------------------------------------
MULTI CAP VALUE FUND                                         1.00%
--------------------------------------------------------------------------
STRATEGIC INCOME FUND                                        1.00%
--------------------------------------------------------------------------
TECHNOLOGY FUND                                              1.00%
--------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND*                                   1.00%
--------------------------------------------------------------------------
BOND FUND                                                    0.60%
--------------------------------------------------------------------------
MUNICIPAL BOND FUND                                          0.55%
--------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                      0.40%
--------------------------------------------------------------------------

* The Advisor paid a portion of the fee to the Fund's subadvisor.

FUND MANAGEMENT
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT INC.
--------------------------------------------------------------------------------

EQUITY FUNDS

Denis J. Amato has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND and FIFTH THIRD MICRO CAP VALUE FUND since August 2001 and the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the co-portfolio manager for the FIFTH THIRD BALANCED FUND (fixed income portion) since April 2000. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

John F. Clancy has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2002. Currently, he is a Vice President of Fifth Third Bank. Prior to becoming a portfolio manager of the Fund, Mr. Clancy spent almost five years as a Senior Portfolio Manager for Fifth Third's Investment Advisors Division, where he managed more than $400 million in personal and institutional assets. Prior to joining Fifth Third in 1998, he worked for two years as the Trust Investment Officer at North Side Bank & Trust Company and spent two years as a financial advisor at Prudential Securities, Inc. He earned his BS in International Affairs from the United States Air Force Academy and an MBA from the University of West Florida.

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Steven E. Folker has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND and the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 24 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S.-Business in Finance, Investments & Banking from the University of Wisconsin.

Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003 and the portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over 26 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received

FUND MANAGEMENT
--------------------------------------------------------------------------------

his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Daniel C. Popowics has been the co-portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Assistant Vice President and Equity Analyst with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sunil M. Reddy has been the co-portfolio manager for the FIFTH THIRD QUALITY GROWTH FUND since September 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since February 2002. Mr. Russell has been the Director of Equity Research and Growth Funds Management for three years and carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financial sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Daniel Skubiz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

Brian J. Smolinski has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since April 2000. For eleven years, Mr. Stapley has been a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company and has over fifteen years of total portfolio management experience. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since October 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

FUND MANAGEMENT
--------------------------------------------------------------------------------

STRATEGIC INCOME AND SPECIALTY FUNDS

Scott A. Billeadeau has been co-portfolio manager of the FIFTH THIRD TECHNOLOGY FUND since November 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

David C. Eder has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

Sunil M. Reddy has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since June 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

John B. Schmitz has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since September 2002. Previously, John spent 8 years as the co-manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND and 5 years as manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

David L. Withrow has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent more than 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

BOND FUNDS

John L. Cassady III has been the co-portfolio manager for the FIFTH THIRD BOND FUND since November 1999. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

Michael J. Martin has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND since November 1997. Mr. Martin has over ten years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

FUND MANAGEMENT
--------------------------------------------------------------------------------

Sarah M. Quirk has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND since May 1998. Ms. Quirk has over twenty years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Christian L. Rieddle, CFA, has been the co-portfolio manager of the FIFTH THIRD BOND FUND since June 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BOND FUND since March 1995. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

Ann Thivierge has served as co-portfolio manager for the FIFTH THIRD INTERNATIONAL EQUITY FUND since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

CHARTWELL INVESTMENT PARTNERS L.P.

David C. Dalrymple, CFA, has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1991 to 1997, he was a portfolio manager for Delaware Investment Advisors. Mr. Dalrymple earned a Bachelor's degree in Business Management from Clarkson University and an MBA from Cornell University's Johnson School. He holds the Chartered Financial Analyst designation.

Bob Zenouzi has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Zenouzi is a Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1992 to 1999, he was a portfolio manager for Delaware Investment Advisors. Mr. Zenouzi earned a Bachelor of Science degree in finance from Babson College and a Master of Science degree in finance from Boston College.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. Eastern Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PRICING STOCK AND BOND FUND SHARES

The price of Fund shares is based on each Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All orders for the Money Market Fund must be received by the Fund or its transfer agent on the following schedule Eastern Time) in order to receive that day's NAV: Fifth Third Prime Money Market Fund--4 p.m.


You may purchase Advisor shares if you (i) already own Advisor shares or (ii) purchase through a financial institution which has a sales agreement with the distributor and provides you with financial planning or active account management for a fee or (iii) are a qualified retirement plan.

In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

SHAREHOLDER CONTACT INFORMATION

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
--------------------------------------------------------------------------------

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS
--------------------------------------------------------------------------------

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to carefully read the Prospectus of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES-ADVISOR SHARES.

If exchanging shares through your financial institution, ask them for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DISTRIBUTION/SERVICE (12B-1) FEES FOR ADVISOR SHARES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of each Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Dividends, if any, are declared daily and paid monthly by the Fifth Third Prime Money Market Fund.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Strategic Income Fund, Fifth Third Municipal Bond Fund and Fifth Third Bond Fund.

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Index Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Balanced Fund.

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Value Fund, Fifth Third Small Cap Growth Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

FOREIGN INVESTMENTS

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

ADDITIONAL TAX INFORMATION FOR THE FIFTH THIRD MUNICIPAL BOND FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fifth Third Municipal Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Municipal Bond Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fifth Third Municipal Bond Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third International Equity Fund are not presented because the Advisor Shares of this Fund are newly offered and do not have a financial history. The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                             CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                           RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                          --------------------------              -------------------------------------
                                                        NET REALIZED
                                                             AND
                                                         UNREALIZED    CHANGE IN
                                NET ASSET              GAINS/(LOSSES) NET ASSETS
                                 VALUE,        NET          FROM       RESULTING       NET          NET         RETURN
                                BEGINNING  INVESTMENT    INVESTMENT      FROM      INVESTMENT    REALIZED         OF
                                OF PERIOD INCOME/(LOSS) TRANSACTIONS  OPERATIONS     INCOME        GAINS        CAPITAL
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $16.54         (0.03)        (2.31)       (2.34)          --         (0.56)         --
Year ended 7/31/03               $13.64         (0.06)         2.17         2.11           --            --          --
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $13.47         (0.04)        (2.87)       (2.91)          --         (0.47)         --
Year ended 7/31/03               $10.09         (0.12)(3)      1.81         1.69           --            --          --
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $16.79         (0.03)        (3.42)       (3.45)          --         (0.59)         --
Year ended 7/31/03               $12.75         (0.03)         1.26         1.23           --            --          --
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $21.07          0.13         (3.67)       (3.54)       (0.14)           --          --
Year ended 7/31/03               $17.39          0.18          1.48         1.66        (0.19)           --          --
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)        $12.58          0.07         (1.50)       (1.43)       (0.11)        (0.20)         --
Year ended 7/31/03               $10.84          0.10          0.49         0.59        (0.13)           --          --
------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98           $  5.00         (0.07)        (0.09)       (0.16)          --         (0.04)         --
Year ended 12/31/99             $  4.80         (0.06)         1.08         1.02           --         (0.24)         --
Year ended 12/31/00             $  5.58          0.03         (0.11)       (0.08)       (0.03)        (0.59)         --
Year ended 12/31/01             $  4.88         (0.02)         1.10         1.08           --            --^         --
1/1/02 to 7/31/02(c)            $  5.96         (0.04)        (0.11)       (0.15)          --            --          --
Year ended 7/31/03              $  5.81         (0.07)(3)      2.36         2.29           --         (0.05)         --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03             $15.00         (0.01)         2.52         2.51           --            --          --
------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98              $18.23          0.20         (1.80)       (1.60)       (0.20)        (0.51)         --
Year ended 12/31/99              $15.92          0.19          1.86         2.05        (0.23)        (0.25)         --
Year ended 12/31/00              $17.49          0.18          3.89         4.07        (0.17)        (2.72)      (0.06)
Year ended 12/31/01              $18.61          0.02          1.37         1.39           --         (0.91)         --
1/1/02 to 7/31/02(c)             $19.09         (0.04)        (3.27)       (3.31)          --            --          --
Year ended 7/31/03               $15.78         (0.05)         3.09         3.04           --            --          --
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98              $11.31          0.72         (0.33)        0.39        (0.72)        (0.37)         --
Year ended 12/31/99              $10.61          0.86         (1.43)       (0.57)       (0.82)           --          --
Year ended 12/31/00             $  9.22          0.73          0.70         1.43        (0.70)           --          --
Year ended 12/31/01             $  9.95          0.63          0.60         1.23        (0.65)           --          --^
1/1/02 to 7/31/02(c)             $10.53          0.28          0.10         0.38        (0.31)           --          --
Year ended 7/31/03               $10.60          0.51          0.26         0.77        (0.49)           --          --
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02          $  8.91         (0.08)        (3.32)       (3.40)          --            --          --
Year ended 7/31/03              $  5.51         (0.13)(3)      3.23         3.10           --            --          --
------------------------------------------------------------------------------------------------------------------------


                                                                                                                FIFTH THIRD FUNDS
                                                                                                             FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                      -----------------------------------------------------------

                                                                                   RATIOS OF                 RATIOS OF
                                              NET         TOTAL          NET       EXPENSES   RATIOS OF NET  EXPENSES
                                 TOTAL       ASSET       RETURN        ASSETS,        TO       INVESTMENT       TO
                               DIVIDENDS    VALUE,      (EXCLUDES      END OF       AVERAGE   INCOME/(LOSS)   AVERAGE     PORTFOLIO
                                  AND       END OF        SALES        PERIOD         NET      TO AVERAGE       NET       TURNOVER
                             DISTRIBUTIONS  PERIOD       CHARGE)       (000'S)      ASSETS     NET ASSETS   ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.56)         $13.64     (12.69%)*   $     220    1.43%**      (0.74%)**      1.48%**     25%
Year ended 7/31/03                    --          $15.75      15.47%     $     469    1.44%        (0.66%)        1.48%       63%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.47)         $10.09     (19.75%)*   $     145    1.68%**      (1.06%)**      1.71%**     27%
Year ended 7/31/03                    --          $11.78      16.75%     $     240    1.60%        (1.14%)        1.60%       25%
---------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.59)         $12.75     (19.05%)*   $     366    1.69%**      (0.80%)**      1.69%**     20%
Year ended 7/31/03                    --          $13.98       9.65%     $   1,205    1.58%        (0.48%)        1.58%       19%
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.14)         $17.39     (14.89%)*   $       7    0.82%**       0.62%**       0.88%**      9%
Year ended 7/31/03                 (0.19)         $18.86       9.68%     $     327    0.90%         0.84%         1.06%        2%
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)          (0.31)         $10.84      (9.24%)*   $      38    1.63%**       0.55%**       1.68%**     78%
Year ended 7/31/03                 (0.13)         $11.30       5.39%     $     104    1.60%         0.82%         1.61%      133%
---------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98              (0.04)         $ 4.80      (3.27%)*   $   3,159    2.69%**      (1.33%)**      2.69%**    109%
Year ended 12/31/99                (0.24)         $ 5.58      21.19%     $   9,128    2.10%        (0.82%)        2.10%       96%
Year ended 12/31/00                (0.62)         $ 4.88      (1.38%)    $  15,424    1.90%         0.53%         1.90%      116%
Year ended 12/31/01                   --^         $ 5.96      22.22%     $  19,196    1.79%        (0.29%)        1.85%       47%
1/1/02 to 7/31/02(c)                  --          $ 5.81      (2.52%)*   $  18,905    1.90%**      (1.02%)**      2.12%**     16%
Year ended 7/31/03                 (0.05)         $ 8.05      39.60%     $  25,342    1.90%        (1.15%)        1.97%       28%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                  --          $17.51      16.67%*    $     216    1.72%**      (0.51%)**      2.11%**     39%
---------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                (0.71)         $15.92      (8.74%)    $  53,279    1.80%         1.15%         1.80%      118%
Year ended 12/31/99                (0.48)         $17.49      12.93%     $  39,885    1.83%         1.12%         1.83%       78%
Year ended 12/31/00                (2.95)         $18.61      23.29%     $  49,260    1.83%         0.91%         1.83%      121%
Year ended 12/31/01                (0.91)         $19.09       7.47%     $  47,698    1.73%         0.09%         1.76%       80%
1/1/02 to 7/31/02(c)                  --          $15.78     (17.34%)*   $  38,419    1.83%**      (0.36%)**      1.98%**     25%
Year ended 7/31/03                    --          $18.82      19.26%     $  37,047    1.83%        (0.30%)        1.89%       23%
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARE
Year ended 12/31/98                (1.09)         $10.61       3.49%     $  39,650    1.87%         6.52%         1.87%       59%
Year ended 12/31/99                (0.82)         $ 9.22      (5.72%)    $  24,023    1.91%         7.87%         1.91%       51%
Year ended 12/31/00                (0.70)         $ 9.95      16.01%     $  32,351    1.85%         7.53%         1.85%       48%
Year ended 12/31/01                (0.65)         $10.53      12.64%     $  34,105    1.76%         6.12%         1.78%       34%
1/1/02 to 7/31/02(c)               (0.31)         $10.60       3.64%*    $  31,240    1.85%**       4.49%**       2.07%**     27%
Year ended 7/31/03                 (0.49)         $10.88       7.36%     $  36,345    1.85%         4.68%         1.88%       38%
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                --          $ 5.51     (34.48%)*   $       6    1.95%**      (1.82%)**      1.95%**     97%
Year ended 7/31/03                    --          $ 8.61      56.26%     $      55    1.90%        (1.83%)        2.30%      258%
---------------------------------------------------------------------------------------------------------------------------------


48-49 spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                           CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                         RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                        --------------------------              -----------------------
                                                                     NET REALIZED
                                                                          AND
                                                                      UNREALIZED    CHANGE IN
                                             NET ASSET              GAINS/(LOSSES) NET ASSETS
                                              VALUE,        NET          FROM       RESULTING       NET           NET
                                             BEGINNING  INVESTMENT    INVESTMENT      FROM      INVESTMENT     REALIZED
                                             OF PERIOD INCOME/(LOSS) TRANSACTIONS  OPERATIONS     INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $10.13       0.35        (0.19)        0.16         (0.36)          --
Year ended 7/31/03                            $ 9.93       0.34         0.08         0.42         (0.39)          --
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $10.87       0.28         0.13         0.41         (0.30)       (0.25)
Year ended 7/31/03                            $10.73       0.38(3)     (0.08)        0.30         (0.38)       (0.16)
------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                         $1.00       0.01           --         0.01         (0.01)          --
Year ended 7/31/03                             $1.00       0.01           --^        0.01         (0.01)          --
------------------------------------------------------------------------------------------------------------------------


                                                                                                                FIFTH THIRD FUNDS
                                                                                                             FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                     -------------------------------------------------------------

                                                                                   RATIOS OF                 RATIOS OF
                                              NET         TOTAL          NET       EXPENSES   RATIOS OF NET  EXPENSES
                                 TOTAL       ASSET       RETURN        ASSETS,        TO       INVESTMENT       TO
                               DIVIDENDS    VALUE,      (EXCLUDES      END OF       AVERAGE   INCOME/(LOSS)   AVERAGE     PORTFOLIO
                                  AND       END OF        SALES        PERIOD         NET      TO AVERAGE       NET       TURNOVER
                             DISTRIBUTIONS  PERIOD       CHARGE)       (000'S)      ASSETS     NET ASSETS   ASSETS (a)    RATE (b)
----------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.36)     $ 9.93        1.69%*       $  723        1.31%**     4.21%**      1.46%**      229%
Year ended 7/31/03               (0.39)     $ 9.96        4.25%        $  737        1.30%       3.34%        1.39%        332%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.55)     $10.73        3.99%*       $  174        1.30%**     3.57%**      1.50%**       97%
Year ended 7/31/03               (0.54)     $10.49        2.76%        $  382        1.29%       3.47%        1.43%         21%
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.01)     $ 1.00        1.02%*       $    2        0.89%**     1.23%**      0.96%**       N/A
Year ended 7/31/03               (0.01)     $ 1.00        0.53%        $   62        1.02%       0.46%        1.15%         N/A
----------------------------------------------------------------------------------------------------------------------------------


50-51 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  The Fund changed its fiscal year end to July 31 from December 31.

(d)  Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.47% to 0.55%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

^    Amount is less than $0.005 per share.

*    Not annualized.

**   Annualized.

(3)  Average shares method used in calculation.


ADDRESSES
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Stock and Bond Mutual Funds                                                     3435 Stelzer Road
Money Market Mutual Funds                                                       Columbus, Ohio 43219
Advisor Shares
--------------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                                     Chartwell Investment Partners L.P.
(Small Cap Value Fund only)                                                     1235 Westlakes Drive, Suite 400
                                                                                Berwyn, Pennsylvania 1931
--------------------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                                     Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                                1221 Avenue of the Americas
                                                                                New York, New York 10020
--------------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




                                       Investment Company Act file no. 811-5669.